Schedule of Stock Option Activity (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Exercised	(34,023)	(2,906)
2009 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding, beginning balance	1,240,985	1,532,356	1,532,356	1,671,076
Weighted average exercise price, beginning balance	$ 2.92	$ 2.78	$ 2.78	$ 1.62
Weighted average remaining contractual life			6 years 1 month 6 days	7 years 6 months	8 years 4 months 24 days
Number of shares, Granted				279,306
Weighted average exercise price, Granted				$ 10.30
Number of shares, Exercised			(121,335)	(222,627)
Weighted average exercise price, Exercised			$ 0.51	$ 0.94
Number of shares, Forfeiture			(170,036)	(195,399)
Weighted average exercise price, Forfeiture			$ 3.40	$ 5.46
Options outstanding, ending balance	1,179,655		1,240,985	1,532,356	1,671,076
Weighted average exercise price, ending balance			$ 2.92	$ 2.78	$ 1.62
2023 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding, beginning balance	3,350,554	2,069,705	2,069,705
Weighted average exercise price, beginning balance	$ 7.77	$ 7.36	$ 7.36
Weighted average remaining contractual life			8 years 7 months 6 days	9 years 8 months 12 days
Number of shares, Granted	1,157,314		1,962,406	2,100,307
Weighted average exercise price, Granted			$ 8.07	$ 7.32
Number of shares, Exercised			(4,225)
Weighted average exercise price, Exercised			$ 4.83
Number of shares, Forfeiture			(677,332)	(30,602)
Weighted average exercise price, Forfeiture			$ 7.40	$ 4.79
Options outstanding, ending balance	4,321,912		3,350,554	2,069,705
Weighted average exercise price, ending balance			$ 7.77	$ 7.36